Note 09 - General and Administrative Expenses (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Regulatory, Tax & Insurance [Abstract]
of which: bank levy	€ 622	€ 690	€ 596
Other expenses [Abstract]
of which: litigation related net expenses	€ 473	€ 88	€ 213